LOANS - IMPAIRED LOANS WITH AND WITHOUT AN ALLOWANCE RECORDED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
With no related allowance recorded:
Unpaid Principal Balance	$ 1,383	$ 1,595
Recorded Investment	1,017	1,196
Allowance for Loan Losses Allocated	211	234
Average Recorded Investment	1,004	1,882
Interest Income Recognized	18	17
Cash Basis Recognized	23	18
With an allowance recorded:
Unpaid Principal Balance	1,282	1,300
Recorded Investment	1,244	1,267
Allowance for Loan Losses Allocated	211	234
Average Recorded Investment	1,252	1,418
Interest Income Recognized	55	64
Total
Unpaid Principal Balance	2,665	2,895
Recorded investment	2,261	2,463
Allowance for Loan Losses Allocated	211	234
Average Recorded Investment	2,256	3,300
Interest Income Recognized	73	81
Cash Basis Recognized	23	18
One-to-four-family
With no related allowance recorded:
Unpaid Principal Balance	400	410
Recorded Investment	333	297
Allowance for Loan Losses Allocated	211	234
Average Recorded Investment	302	224
Interest Income Recognized	18	15
With an allowance recorded:
Unpaid Principal Balance	1,282	1,300
Recorded Investment	1,244	1,267
Allowance for Loan Losses Allocated	211	234
Average Recorded Investment	1,252	1,274
Interest Income Recognized	55	64
Total
Allowance for Loan Losses Allocated	211	234
Multi-family and commercial
With no related allowance recorded:
Unpaid Principal Balance	983	1,185
Recorded Investment	684	899
Average Recorded Investment	702	1,658
Interest Income Recognized		2
Cash Basis Recognized	$ 23	18
With an allowance recorded:
Average Recorded Investment		$ 144